Consolidated Balance Sheets (USD $)	Oct. 31, 2012	Oct. 31, 2011
Current Assets
Cash	$ 676	$ 3,215
Accounts Receivable - Net	657	345
Inventory	3,342	4,418
Prepaid Expenses-Related Parties		5,431
Total Current Assets	4,675	13,409
Property and Equipment - Net	569	781
Intellectual Property - Net	9,958,222	10,699,446
Other Assets	14,496	2,500
TOTAL ASSETS	9,977,962	10,716,136
Current Liabilities
Accounts Payable and Accrued Expense	975,479	1,657,947
Current portion of Convertible Notes Payable		102,500
Current Portion of Convertible Loan from Stockholders	416,695
Accrued Compensation	167,668	1,105,610
Related Party Payables	70,199	77,575
Current Liabilities	1,630,041	2,943,632
Long Term Liabilities
Convertible Loans From Unrelated Party		210,241
Convertible Loans From Stockholders	788,370	1,855,593
Total Long Term Liabilities	788,370	2,065,834
TOTAL LIABILITIES	2,418,411	5,009,466
Commitments and Contingencies
BioNeutral Group, Inc. Stockholders’ Equity
Common Stock, $.00001 Par Value; 200,000,000 shares authorized, 125,356,184 and 79,579,092 issued and outstanding at October 31, 2012 and October 31, 2011, respectively.	1,253	795
Additional Paid-in Capital	63,990,912	57,958,512
Due from Vinfluence	(1,526,673)
Shares issued to Board of Directors	(47,200)
Accumulated Deficit	(54,967,589)	(52,581,220)
Total BioNeutral Group, Inc. Stockholders’ Equity	7,450,949	5,378,087
Non controlling Interest	108,543	328,524
Preferred Stock, $.001 par value; 5,000,000 shares authorized, with 800,000 designated as follows Convertible Preferred Stock, Series A, $.001 par value; 800,000 shares authorized, 59,484 and 59,484 shares issued and outstanding at October 31, 2012 and October 31, 2011 respectively. Liquidation Preference $1,072,361 at October 31, 2012 and $1,509,810 at October 31, 2011 included in Non controlling interest	59	59
Total Non controlling Interest	108,602	328,583
Total Equity	7,559,551	5,706,670
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	9,977,962	10,716,136
Convertible Preferred Stock Series B
BioNeutral Group, Inc. Stockholders’ Equity
Preferred Stock, $.001 par value	54
Convertible Preferred Stock Series C
BioNeutral Group, Inc. Stockholders’ Equity
Preferred Stock, $.001 par value	56
Convertible Preferred Stock Series D
BioNeutral Group, Inc. Stockholders’ Equity
Preferred Stock, $.001 par value	136
Convertible Preferred Stock Series E
BioNeutral Group, Inc. Stockholders’ Equity
Preferred Stock, $.001 par value